Taxes - Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities net
Deferred tax assets	kr 25	kr 11
Deductible loss carry forwards	0	0
Pensions
Deferred tax assets and liabilities net
Deferred tax assets	0	10
Tax credit for investment in equipment
Deferred tax assets and liabilities net
Deferred tax assets		kr 1
Cash-flow hedges
Deferred tax assets and liabilities net
Deferred tax assets	kr 25